CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
General and administrative expenses to related parties	$ 38,782	$ 43,050
Pre-opening costs expenses to related parties	125	158
Property charges and other expenses to related parties	4,107	1,497
Provision of Gaming Related Services [Member]
Costs to related parties	18,140	17,473
Rooms [Member]
Revenues from related parties	24,147	8,725
Costs to related parties	5,995	5,696
Food and Beverage [Member]
Revenues from related parties	13,794	10,234
Costs to related parties	12,877	15,201
Entertainment [Member]
Revenues from related parties	550	9
Costs to related parties	1,700	1,814
Mall [Member]
Costs to related parties	1,312	1,563
Retail and Other [Member]
Costs to related parties	$ 1,026	$ 895